Pension and Post-Retirement and Post-Employment Benefits - Change in Projected Benefit Obligation and Change in Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in plan assets
Employer contributions	$ 87	$ 108
Pension Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year	7,774	7,683
Current service cost	147	144
Employee contributions	49	45
Interest cost	304	308
Benefit paid	(368)	(354)
Net actuarial loss (gain)	352	(52)
Projected benefit obligation, end of year	8,258	7,774
Change in plan assets
Fair value of plan assets, beginning of year	6,874	6,731
Actual return on plan assets	662	370
Benefits paid	(368)	(354)
Employer contributions	87	108
Employee contributions	49	45
Administrative expenses	(27)	(26)
Fair value of plan assets, end of year	7,277	6,874
Unfunded status	981	900
Pension Benefits [Member] | Employees Transfer [Member]
Change in projected benefit obligation
Change due to employees transfer	0	0
Post-Retirement and Post-Employment Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year	1,676	1,591
Current service cost	48	41
Employee contributions	0	0
Interest cost	67	66
Benefit paid	(44)	(43)
Net actuarial loss (gain)	(195)	14
Projected benefit obligation, end of year	1,552	1,676
Change in plan assets
Fair value of plan assets, beginning of year	0	0
Actual return on plan assets	0	0
Benefits paid	(34)	(43)
Employer contributions	34	43
Employee contributions	0	0
Administrative expenses	0	0
Fair value of plan assets, end of year	0	0
Unfunded status	1,552	1,676
Post-Retirement and Post-Employment Benefits [Member] | Employees Transfer [Member]
Change in projected benefit obligation
Change due to employees transfer	$ 0	$ 7